Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net
Summary of intangible assets, net

	As of December 31,
	2023	2024
	RMB	RMB
Brokerage licenses	60,558	60,558
Insurance adjusting license	2,293	2,293
Insurance agency license	35,130	35,130
Trademark and software copyright	77,042	77,042
Medical institution license	3,708	3,708
Total	178,731	178,731
Less: Accumulated amortization	(607)	(735)
Less: Impairment	(717)	(24,985)
Intangible assets, net	177,407	153,011